Unaudited Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Millions	Total	Common shares	Treasury shares	Additional paid in capital	Contributed Surplus	Accumulated deficit
Beginning balance (in shares) at Dec. 31, 2022		228,948,087
Beginning balance at Dec. 31, 2022	$ 897.8	$ 23.0	$ (9.8)	$ 2,265.6	$ 0.0	$ (1,381.0)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares (in shares)		15,000,000
Issue of common shares	1.5	$ 2.5	(1.0)
Convertible debt issuance cost	10.9			10.9
Share-based compensation	1.3			1.3
Total comprehensive income / (loss) attributable to shareholders of Borr Drilling Limited	(7.4)					(7.4)
Ending balance (in shares) at Mar. 31, 2023		243,948,087
Ending balance at Mar. 31, 2023	904.1	$ 25.5	(10.8)	2,277.8	0.0	(1,388.4)
Beginning balance (in shares) at Dec. 31, 2022		228,948,087
Beginning balance at Dec. 31, 2022	897.8	$ 23.0	(9.8)	2,265.6	0.0	(1,381.0)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total comprehensive income / (loss) attributable to shareholders of Borr Drilling Limited	(6.6)
Ending balance (in shares) at Jun. 30, 2023		245,102,732
Ending balance at Jun. 30, 2023	906.2	$ 25.5	(10.7)	2,279.0	0.0	(1,387.6)
Beginning balance (in shares) at Mar. 31, 2023		243,948,087
Beginning balance at Mar. 31, 2023	904.1	$ 25.5	(10.8)	2,277.8	0.0	(1,388.4)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares (in shares)		1,154,645
Issue of common shares	0.0		0.1	(0.1)
Equity issuance costs	0.0
Share-based compensation	1.3			1.3
Total comprehensive income / (loss) attributable to shareholders of Borr Drilling Limited	0.8					0.8
Ending balance (in shares) at Jun. 30, 2023		245,102,732
Ending balance at Jun. 30, 2023	906.2	$ 25.5	(10.7)	2,279.0	0.0	(1,387.6)
Beginning balance (in shares) at Dec. 31, 2023		252,582,036
Beginning balance at Dec. 31, 2023	984.0	$ 26.5	(8.9)	337.2	1,988.1	(1,358.9)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares (in shares)		3,067
Issue of common shares	0.0
Share based compensation (in shares)		411,336
Share-based compensation	3.1		0.1	3.0
Distribution to shareholders	(11.9)				(11.9)
Total comprehensive income / (loss) attributable to shareholders of Borr Drilling Limited	14.4					14.4
Ending balance (in shares) at Mar. 31, 2024		252,996,439
Ending balance at Mar. 31, 2024	989.6	$ 26.5	(8.8)	340.2	1,976.2	(1,344.5)
Beginning balance (in shares) at Dec. 31, 2023		252,582,036
Beginning balance at Dec. 31, 2023	984.0	$ 26.5	(8.9)	337.2	1,988.1	(1,358.9)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total comprehensive income / (loss) attributable to shareholders of Borr Drilling Limited	46.1
Ending balance (in shares) at Jun. 30, 2024		250,632,002
Ending balance at Jun. 30, 2024	999.2	$ 26.5	(9.1)	342.3	1,952.3	(1,312.8)
Beginning balance (in shares) at Mar. 31, 2024		252,996,439
Beginning balance at Mar. 31, 2024	989.6	$ 26.5	(8.8)	340.2	1,976.2	(1,344.5)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Movement in treasury shares (in shares)		(2,364,437)
Movement in treasury shares	0.0		(0.3)	0.3
Share-based compensation	1.8			1.8
Distribution to shareholders	(23.9)				(23.9)
Total comprehensive income / (loss) attributable to shareholders of Borr Drilling Limited	31.7					31.7
Ending balance (in shares) at Jun. 30, 2024		250,632,002
Ending balance at Jun. 30, 2024	$ 999.2	$ 26.5	$ (9.1)	$ 342.3	$ 1,952.3	$ (1,312.8)